Current and deferred tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)	$ (3,746)	$ (2,075)	$ (4,902)
Accumulated Tax Loss Carryforwards and Other Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)	$ 29,308	$ 31,098